CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (Q1) (Parenthetical) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Series A Preferred Stock
Preferred stock, par value	$ 0	$ 0		$ 0
Series A Preferred Stock | Preferred Stock
Preferred stock, par value	0	0	$ 0
Series B Preferred Stock
Preferred stock, par value	0	0		$ 0
Series B Preferred Stock | Preferred Stock
Preferred stock, par value	$ 0	$ 0	$ 0